Long Term Debt (Details) ₨ in Millions			1 Months Ended	12 Months Ended
		Jan. 15, 2014	Dec. 31, 2021 INR (₨)	Mar. 31, 2022 INR (₨) MW	Mar. 31, 2021 INR (₨) MW	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Nov. 30, 2022	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Long Term Debt (Details) [Line Items]
Minority shareholders amount				₨ 1,118						$ 14,700,000
Denominated senior percentage								5.50%
Proceeds from issuance of Green Bonds				9,209	4,658					121,400,000
Debt financing costs				₨ 1,189	1,107					15,700,000
Interest notes payable percentage									5.50%
Number of repayment installments				60
Capacity of solar power project (in Megawatts)				1,000
Net carring value	[1]			₨ 112,542						1,483,400,000
Short term loan carring value	[1]			122,940						1,620,500,000
Unsecured term loans				1,118						14,700,000
Other long-term loans				7						100,000
Time extensions lenders current				14,089						185,700,000
Restricted cash				₨ 1,786	906					$ 23,500,000
5.5% [Member]
Long Term Debt (Details) [Line Items]
Senior notes percentage												3.575%
3.575% [Member]
Long Term Debt (Details) [Line Items]
Denominated senior percentage				3.575%						3.575%
Interest percentage				3.575%						3.575%
Foreign currency term loans [Member]
Long Term Debt (Details) [Line Items]
Net carrying value loan | ₨					6,806
Secured Indian Rupee Term Loan Seventeen [Member]
Long Term Debt (Details) [Line Items]
Foreign currency term loan (in Dollars) | $													89,700,000
Twelve Point Three Zero Percentage Non Convertible Debentures [Member]
Long Term Debt (Details) [Line Items]
Debt instrument interest rate, percentage								12.30%
Debt financing costs | ₨								₨ 35
Net carrying value					₨ 980								$ 12,900,000
Non-convertible debentures | ₨								1,865
Secured Foreign Currency Loan Six [Member]
Long Term Debt (Details) [Line Items]
Debt instrument interest rate, percentage					4.42%								4.42%
Net carrying value					₨ 45								$ 600,000
Secured Foreign Currency Loan Six [Member] | I F C Led Consortium for Rooftop Projects [Member]
Long Term Debt (Details) [Line Items]
Net carrying value						₨ 271								$ 3,600,000
Secured Foreign Currency Loan Five [Member] | I F C Led Consortium for Rooftop Projects [Member]
Long Term Debt (Details) [Line Items]
Net carrying value | $														1,800,000
Borrowed funds | ₨						₨ 135	₨ 552
Secured Foreign Currency Loan Five And Six [Member] | I F C Led Consortium for Rooftop Projects [Member]
Long Term Debt (Details) [Line Items]
Interest on non-convertible debentures, description				The facility is repayable starting October 2024 and interest payments are payable every three months commencing from April 2019
Mortgage charge carrying amount				₨ 3,331						$ 43,900,000
Collateral net carrying value				974						12,800,000
Secured Indian Rupee Term Loan Eleven [Member]
Long Term Debt (Details) [Line Items]
Borrowed funds				₨ 11,756						154,900,000
Number of repayment installments				18	47
Repayment of loan, commenced date				April 2022	September 2021
Net carrying value loan				₨ 2,414						31,800,000
Collateral net carrying value					₨ 2,266								$ 29,900,000
Capacity of solar power project (in Megawatts)				35
Interest rate				8.00%
Percentage of pledge shares of promoters					51.00%								51.00%
Secured Indian Rupee Term Loan Fifteen [Member]
Long Term Debt (Details) [Line Items]
Net carrying value loan				₨ 11,726						154,500,000
Collateral net carrying value				₨ 13,224						$ 174,300,000
Percentage of pledge shares of promoters				100.00%						100.00%
Secured Indian Rupee Term Loan [Member]
Long Term Debt (Details) [Line Items]
Collateral net carrying value				₨ 463						$ 6,100,000
Interest rate				8.25%
Net carring value				₨ 404						5,300,000
Period For rate revision				5 years
Secured Indian Rupee Term Loan One [Member]
Long Term Debt (Details) [Line Items]
Number of repayment installments		29
Capacity of solar power project (in Megawatts)				2.5
Interest rate				12.16%
Net carring value				₨ 66						900,000
Repayment of loan commenced date					Jan. 15, 2014
Secured Indian Rupee Term Loan Two [Member]
Long Term Debt (Details) [Line Items]
Number of repayment installments				168
Collateral net carrying value				₨ 1,344						17,700,000
Capacity of solar power project (in Megawatts)				30
Net carring value				₨ 1,509						19,900,000
Period For rate revision				3 years
Secured Indian Rupee Term Loan Three [Member]
Long Term Debt (Details) [Line Items]
Number of repayment installments			64
Repayment of loan, commenced date			December 2021
Capacity of solar power project (in Megawatts)				50
Percentage of pledge shares of promoters			51.00%								51.00%
Net carring value				₨ 2,093						27,600,000
Period For rate revision				5 years
Secured Indian Rupee Term Loan Four [Member]
Long Term Debt (Details) [Line Items]
Number of repayment installments						62
Collateral net carrying value | $													$ 65,800,000
Capacity of solar power project (in Megawatts)				100
Net carring value				₨ 5,048						66,500,000
Initial disbursement				3 years
Secured Indian Rupee Term Loan Five [Member]
Long Term Debt (Details) [Line Items]
Borrowed funds					₨ 1,734								23,700,000
Number of repayment installments					72
Repayment of loan, commenced date					September 2020
Net carrying value loan				₨ 1,572						21,500,000
Collateral net carrying value					₨ 9,238								126,300,000
Capacity of solar power project (in Megawatts)					200
Secured Indian Rupee Term Loan Five [Member] | Marginal Cost of Funds Based Lending Rate [Member]
Long Term Debt (Details) [Line Items]
Interest rate					0.55%
Secured Indian Rupee Term Loan Six [Member]
Long Term Debt (Details) [Line Items]
Number of repayment installments				69
Capacity of solar power project (in Megawatts)				200
Interest rate				7.50%
Initial disbursement				3 years
Borrowed amount				₨ 3,264						43,000,000
Secured Indian Rupee Term Loan Seven [Member]
Long Term Debt (Details) [Line Items]
Collateral net carrying value				8,600						113,400,000
Axis Bank [Member]
Long Term Debt (Details) [Line Items]
Borrowed funds				2,467						32,500,000
Net carrying value loan				2,423						31,900,000
Collateral net carrying value				₨ 8,600						113,400,000
Capacity of solar power project (in Megawatts)				200
Interest rate				7.50%
Initial disbursement				69 years
Interest rate years				3 years
Secured Indian Rupee Term Loan Eight [Member] | I F C Led Consortium for Rooftop Projects [Member]
Long Term Debt (Details) [Line Items]
Repayment of loan, commenced date							April 2019
Net carrying value loan							₨ 122								$ 1,600,000
Collateral net carrying value							₨ 2,813								37,100,000
Interest rate							10.74%
Borrowed amount							₨ 124								$ 1,800,000
Secured Indian Rupee Term Loan Nine [Member]
Long Term Debt (Details) [Line Items]
Number of repayment installments					52
Repayment of loan, commenced date					June 2020
Net carrying value loan						₨ 407								5,400,000
Collateral net carrying value					₨ 605								$ 8,000,000
Capacity of solar power project (in Megawatts)					16
Interest rate					8.50%
Percentage of pledge shares of promoters					51.00%								51.00%
Borrowed amount					₨ 56	₨ 463							$ 800,000	6,100,000
Interest rate carry percentage					1.45%								1.45%
Secured Indian Rupee Term Loan Ten [Member]
Long Term Debt (Details) [Line Items]
Number of repayment installments				234
Repayment of loan, commenced date				October 2022
Net carrying value loan				₨ 3,575						47,100,000
Collateral net carrying value				₨ 4,586						$ 60,400,000
Capacity of solar power project (in Megawatts)				90
Interest rate				7.50%
Percentage of pledge shares of promoters				51.00%						51.00%
Initial disbursement				3 years
Secured Indian Rupee Term Loan Twelve [Member]
Long Term Debt (Details) [Line Items]
Net carrying value				₨ 20,983						$ 276,600,000
Number of repayment installments				243
Repayment of loan, commenced date				July 2022
Collateral net carrying value				₨ 26,456						348,700,000
Capacity of solar power project (in Megawatts)				600
Initial disbursement				3 years 6 months
Secured Indian Rupee Term Loan Thirteen [Member]
Long Term Debt (Details) [Line Items]
Number of repayment installments					54
Repayment of loan, commenced date					December 2020
Net carrying value loan				₨ 359						4,700,000
Collateral net carrying value				₨ 541						7,100,000
Capacity of solar power project (in Megawatts)					10
Interest rate					8.50%
Borrowed amount					₨ 413								$ 5,600,000
Secured Indian Rupee Term Loan Fourteen [Member]
Long Term Debt (Details) [Line Items]
Number of repayment installments				222
Repayment of loan, commenced date				March 2022
Net carrying value loan				₨ 1,402						18,500,000
Collateral net carrying value				₨ 14,693						193,700,000
Capacity of solar power project (in Megawatts)				300
Interest rate				9.55%
Borrowed amount				₨ 1,418						$ 18,700,000
Interest rate carry percentage				2.60%						2.60%
Secured Indian Rupee Term Loan Two [Member]
Long Term Debt (Details) [Line Items]
Interest rate				7.50%
Secured Indian Rupee Term Loan Three [Member]
Long Term Debt (Details) [Line Items]
Interest rate				7.75%
Secured Indian Rupee Term Loan Four [Member]
Long Term Debt (Details) [Line Items]
Collateral net carrying value | ₨					4,990
Interest rate				7.75%
Short Term Loan Facility One [Member] | Secured Indian Rupee Term Loan Six [Member]
Long Term Debt (Details) [Line Items]
Short term loan carring value					3,205								42,200,000
Secured Term Loans Indian Rupee Loans [Member] | Secured Indian Rupee Term Loan Twelve [Member]
Long Term Debt (Details) [Line Items]
Interest rate				7.20%
Other long-term loans [Member]
Long Term Debt (Details) [Line Items]
Repayment of loan, commenced date				November 2021
Interest rate				7.20%
Short Term Credit [Member]
Long Term Debt (Details) [Line Items]
Interest rate				8.75%
Borrowed amount | ₨				₨ 5,970	1,529
Overdraft facility | ₨				₨ 2,250
Fixed interest rate				0.20%						0.20%
Other Long Term Loans [Member]
Long Term Debt (Details) [Line Items]
Net carrying value loan				₨ 7						$ 100,000
Other long-term loans [Member]
Long Term Debt (Details) [Line Items]
Number of repayment installments				60
Repayment of loan, commenced date				January 2022
Net carrying value loan				₨ 2						0
Interest rate				7.10%
Other long-term loans				₨ 2						0
Subsidiaries [Member] | 5.5% [Member]
Long Term Debt (Details) [Line Items]
Proceeds from issuance of Green Bonds | ₨								31,260
Net of discount | ₨								₨ 9
Percentage of discount, percentage								0.03%
Net carrying value					26,301								346,700,000
Subsidiaries [Member] | 3.575% [Member]
Long Term Debt (Details) [Line Items]
Proceeds from issuance of Green Bonds | ₨				₨ 30,285
Debt financing costs | $										$ 408,000,000
Repayment of senior notes percentage				5.50%						5.50%
Subsidiaries [Member] | 5.5% [Member]
Long Term Debt (Details) [Line Items]
Debt instrument interest rate, percentage								5.50%
Debt financing costs | ₨								₨ 586
Principal amount payable, description								November 2022
Subsidiaries [Member] | 3.575% [Member]
Long Term Debt (Details) [Line Items]
Debt instrument interest rate, percentage				3.575%						3.575%
Subsidiaries [Member] | Non Convertible Debentures [Member] | I F C Led Consortium for Rooftop Projects [Member]
Long Term Debt (Details) [Line Items]
Debt instrument interest rate, percentage							10.32%								10.32%
Debt financing costs | ₨							₨ 14
Non-convertible debentures | ₨							₨ 548
Interest on non-convertible debentures, description				The debentures are repayable on October 2024 and interest payments are payable every three months commencing from April 2019
Azure Power Solar Energy Private Limited [Member] | 3.575% [Member]
Long Term Debt (Details) [Line Items]
Net carrying value				₨ 29,884										$ 393,900,000
Azure Power Solar Energy Private Limited [Member] | 5.65% [Member]
Long Term Debt (Details) [Line Items]
Debt instrument interest rate, percentage						5.65%								5.65%
Proceeds from issuance of Green Bonds | ₨						₨ 24,400
Net of discount | ₨						₨ 7
Percentage of discount, percentage						0.03%
Debt financing costs | ₨						₨ 397
Azure Power Solar Energy Private Limited [Member] | Secured Indian Rupee Term Loan One [Member]
Long Term Debt (Details) [Line Items]
Collateral net carrying value				₨ 110						$ 1,400,000
Subsidiaries Four [Member] | Non Convertible Debentures [Member]
Long Term Debt (Details) [Line Items]
Debt financing costs						19								$ 300,000
Non-convertible debentures						₨ 439								$ 5,800,000
Interest on non-convertible debentures, description				The debentures are repayable starting October 2024 and interest payments are payable every three months commencing from March 2020
Mortgage charge carrying amount					₨ 3,331								43,900,000
Subsidiaries Four [Member] | Non Convertible Debentures [Member] | Minimum [Member]
Long Term Debt (Details) [Line Items]
Debt instrument interest rate, percentage						9.85%								9.85%
Subsidiaries Four [Member] | Non Convertible Debentures [Member] | Maximum [Member]
Long Term Debt (Details) [Line Items]
Debt instrument interest rate, percentage						10.87%								10.87%
Solar Energy Corporation of India [Member] | Secured Indian Rupee Term Loan Eleven [Member]
Long Term Debt (Details) [Line Items]
Capacity of solar power project (in Megawatts)				300
Interest rate				8.25%
N T P C Vidyut Vyapar Nigam Limited [Member]
Long Term Debt (Details) [Line Items]
Capacity of solar power project (in Megawatts)				5
Azure Power India Private Limited A Z I [Member] | Secured Indian Rupee Term Loan Three [Member]
Long Term Debt (Details) [Line Items]
Collateral net carrying value			₨ 2,135								$ 28,100,000
Other Long Term Loans [Member]
Long Term Debt (Details) [Line Items]
Unused commitments				₨ 5,980						78,800,000
Debt Financing Costs [Member]
Long Term Debt (Details) [Line Items]
Debt financing costs				₨ 1,194						15,700,000
Trade Credit [Member]
Long Term Debt (Details) [Line Items]
Capacity of solar power project (in Megawatts)					200
Multiple buyer's credit facilities amount					₨ 4,140								$ 56,600,000
Multiple buyer's credit facilities amount availed						₨ 2,641								$ 35,000,000
Floating interest rate				LIBOR+ 0.38%-0.50%
Trade Credit [Member] | Minimum [Member]
Long Term Debt (Details) [Line Items]
Trade credit term					2 years 8 months 12 days
Trade Credit [Member] | Maximum [Member]
Long Term Debt (Details) [Line Items]
Trade credit term					2 years 9 months 18 days
Project S P Vs [Member] | Loan from Export Development Canada and Standard Chartered Bank Singapore Limited [Member]
Long Term Debt (Details) [Line Items]
Debt instrument interest rate, percentage					3.95%								3.95%
Borrowed funds					₨ 6,931								$ 93,000,000
Number of repayment installments					8
Repayment of loan, commenced date					November 2021
Operational SPV [Member] | Trade Credit [Member]
Long Term Debt (Details) [Line Items]
Multiple buyer's credit facilities amount					₨ 295								4,000,000
Floating interest rate				six months LIBOR plus 0.8% spread
Construction SPV [Member]
Long Term Debt (Details) [Line Items]
Capacity of solar power project (in Megawatts)				300
Multiple buyer's credit facilities amount				₨ 7,036						$ 92,700,000
Construction SPV [Member] | Trade Credit [Member]
Long Term Debt (Details) [Line Items]
Capacity of solar power project (in Megawatts)					600
Multiple buyer's credit facilities amount					₨ 7,428								$ 101,600,000
Floating interest rate				six months LIBOR plus spread (45 basis points, 60 basis points or 11 basis points)

[1]	Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2022 as per Reserve Bank of India.